Equity (Tables)	6 Months Ended
Jun. 30, 2014
Rollforward of Equity

A rollforward of SunGard’s stockholders’ equity for the six months ended June 30, 2014 is as follows (in millions):

	Capital in excess of par value	Accumulated deficit	Accumulated other comprehensive income (loss)	Total

Balances at December 31, 2013	$3,513	$(2,708)	$16	$821
Net income (loss)	—	(337)	—	(337)
Foreign currency translation	—	—	21	21
Net unrealized gain (loss) on derivative instruments	—	—	(2)	(2)
Stock compensation expense	22	—	—	22
Distribute AS to parent	(146)	(112)	(82)	(340)
Other	(16)	—	—	(16)

Balances at June 30, 2014	$3,373	$(3,157)	$(47)	$169